STOCKHOLDERS' EQUITY - Common Stock (Details) - $ / shares	Sep. 30, 2023	May 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STOCKHOLDERS' EQUITY
Common stock, shares authorized	50,000,000		50,000,000	50,000,000
Common stock, par value (per share)	$ 0.0001		$ 0.0001	$ 0.0001
Right to redeem shares of common stock		8,989,488
Common stock, shares issued	3,336,500		3,336,500
Common Stock, Shares, Outstanding	3,336,500		3,336,500
Common stock subject to possible redemption, outstanding (in shares)	2,510,512		11,500,000
Class A common stock subject to redemption
STOCKHOLDERS' EQUITY
Common stock subject to possible redemption, outstanding (in shares)			11,500,000	11,500,000
Class A common stock not subject to redemption
STOCKHOLDERS' EQUITY
Common stock, shares issued			3,336,500	3,336,500
Common Stock, Shares, Outstanding			3,336,500	3,336,500